RETIREMENT AND PROFIT SHARING PLANS - Schedule of Weighted-Average Plan Assets Allocation (Details)	Aug. 31, 2023	Aug. 31, 2022
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	100.00%
Actual Plan Asset Allocation	100.00%	100.00%
U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	0.00%
Actual Plan Asset Allocation	0.00%	0.00%
U.S. Plans | Debt securities
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	100.00%
Actual Plan Asset Allocation	95.00%	97.00%
U.S. Plans | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	0.00%
Actual Plan Asset Allocation	5.00%	3.00%
U.S. Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	0.00%
Actual Plan Asset Allocation	0.00%	0.00%
U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	0.00%
Actual Plan Asset Allocation	0.00%	0.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	100.00%
Actual Plan Asset Allocation	100.00%	100.00%
Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	27.00%
Actual Plan Asset Allocation	19.00%	21.00%
Non-U.S. Plans | Debt securities
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	35.00%
Actual Plan Asset Allocation	43.00%	50.00%
Non-U.S. Plans | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	6.00%
Actual Plan Asset Allocation	6.00%	4.00%
Non-U.S. Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	22.00%
Actual Plan Asset Allocation	22.00%	15.00%
Non-U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	10.00%
Actual Plan Asset Allocation	10.00%	10.00%